BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
a.	The following related party balances are included in the consolidated balance sheets:

	December 31,
	2022	2021

Trade receivables and prepaid expenses	$745	$5,255

Trade payables and accrued expenses	$1,968	$476

b.	The following related party transactions are included in the consolidated statements of income (loss):

	Year ended December 31,
	2022	2021	2020

Revenues (1)	$2,327	$3,100	$3,177

Cost of revenues (2)	$2,822	$11,482	$10,196

Operating expenses, net - primarily lease, subcontractors and communications (3)	$8,018	$6,757	$5,201

Purchase of property and equipment	$1,175	$189	$1,586

(1)	Distribution of the Company's products by a related party on a non-exclusive basis.

(2)
Related to cost of product purchased from one of the related companies (SecurityDAM Ltd.). On February 17, 2022, the Company acquired all of the technology and other intangible assets from SecurityDAM Ltd., which was a related company and the sole single-managed security service provider of the company. For additional details, see Note 3.

(3)
The Company leases office space and purchases other miscellaneous services from certain companies, which are considered to be related parties. In addition, the Company provides certain services to related parties.